Fair value of financial instruments - Analysis of movements in Level 3 assets and liabilities (Details) - Barclays Bank Group [member] - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Assets
Beginning balance, financial assets	£ 10,022
Ending balance, financial assets	10,886	£ 10,022
Liabilities
Beginning balance, financial liabilities	(4,332)
Ending balance, financial liabilities	(6,608)	(4,332)
Recurring fair value measurement [member] | Significant unobservable inputs (Level 3) [member]
Assets (liabilities)
Beginning balance, Assets (liabilities) net	5,690	8,835
Purchases, fair value measurement, assets (liabilities) net	6,490	8,117
Sales, fair value measurement, assets (liabilities) net	(7,145)	(8,839)
Issues, fair value measurement, assets (liabilities) net	(21)	(42)
Settlements, fair value measurement, assets (liabilities) net	(768)	(1,512)
Gains (losses) recognised in other comprehensive income, fair value measurement, assets (liabilities) net	(4)	59
Transfers into Level 3 of fair value hierarchy, assets (liabilities) net	464	296
Transfers out of Level 3 of fair value hierarchy, assets (liabilities) net	(319)	(1,176)
Ending balance, Assets (liabilities) net	4,278	5,690
Recurring fair value measurement [member] | Significant unobservable inputs (Level 3) [member] | IFRS 9 transition impact included [member]
Assets (liabilities)
Beginning balance, Assets (liabilities) net	5,690
Ending balance, Assets (liabilities) net		5,690
Recurring fair value measurement [member] | Significant unobservable inputs (Level 3) [member] | Net assets (liabilities) at fair value through profit or loss, category trading income [Member]
Assets (liabilities)
Gains (losses) recognised in profit or loss, fair value measurement, assets (liabilities) net	(15)	(203)
Recurring fair value measurement [member] | Significant unobservable inputs (Level 3) [member] | Net assets (liabilities) at fair value through profit or loss, category other income [Member]
Assets (liabilities)
Gains (losses) recognised in profit or loss, fair value measurement, assets (liabilities) net	(94)	155
Recurring fair value measurement [member] | Net derivative financial instruments [member] | Significant unobservable inputs (Level 3) [member]
Assets (liabilities)
Beginning balance, Assets (liabilities) net	(835)	472
Purchases, fair value measurement, assets (liabilities) net	(807)	(364)
Sales, fair value measurement, assets (liabilities) net	(31)	(32)
Issues, fair value measurement, assets (liabilities) net	0	0
Settlements, fair value measurement, assets (liabilities) net	(160)	(755)
Gains (losses) recognised in other comprehensive income, fair value measurement, assets (liabilities) net	0	0
Transfers into Level 3 of fair value hierarchy, assets (liabilities) net	(71)	(255)
Transfers out of Level 3 of fair value hierarchy, assets (liabilities) net	117	423
Ending balance, Assets (liabilities) net	(1,771)	(835)
Recurring fair value measurement [member] | Net derivative financial instruments [member] | Significant unobservable inputs (Level 3) [member] | IFRS 9 transition impact included [member]
Assets (liabilities)
Beginning balance, Assets (liabilities) net	(835)
Ending balance, Assets (liabilities) net		(835)
Recurring fair value measurement [member] | Net derivative financial instruments [member] | Significant unobservable inputs (Level 3) [member] | Net assets (liabilities) at fair value through profit or loss, category trading income [Member]
Assets (liabilities)
Gains (losses) recognised in profit or loss, fair value measurement, assets (liabilities) net	16	(324)
Recurring fair value measurement [member] | Net derivative financial instruments [member] | Significant unobservable inputs (Level 3) [member] | Net assets (liabilities) at fair value through profit or loss, category other income [Member]
Assets (liabilities)
Gains (losses) recognised in profit or loss, fair value measurement, assets (liabilities) net	0	0
Recurring fair value measurement [member] | Investment property [member] | Significant unobservable inputs (Level 3) [member]
Assets
Beginning balance, financial assets	13	9
Purchases, fair value measurement, assets	0	5
Sales, fair value measurement, assets	(2)	0
Issues, fair value measurement, assets	0	0
Settlements, fair value measurement, assets	0	0
Total gains or losses recognised in OCI, assets	0	0
Transfers into Level 3 of fair value hierarchy, assets	0	0
Transfers out of Level 3 of fair value hierarchy, assets	0	0
Ending balance, financial assets	10	13
Recurring fair value measurement [member] | Investment property [member] | Significant unobservable inputs (Level 3) [member] | IFRS 9 transition impact included [member]
Assets
Beginning balance, financial assets	13
Ending balance, financial assets		13
Recurring fair value measurement [member] | Investment property [member] | Significant unobservable inputs (Level 3) [member] | Financial assets at fair value through profit or loss, category trading [member]
Assets
Total gains and losses in the period recognised in the income statement, assets	0	0
Recurring fair value measurement [member] | Investment property [member] | Significant unobservable inputs (Level 3) [member] | Financial assets at fair value through profit or loss, category other income [member]
Assets
Total gains and losses in the period recognised in the income statement, assets	(1)	(1)
Trading portfolio liabilities [member] | Recurring fair value measurement [member] | Significant unobservable inputs (Level 3) [member]
Liabilities
Beginning balance, financial liabilities	0	(3)
Purchases, fair value measurement, liabilities	(27)	0
Sales, fair value measurement, liabilities	0	0
Issues, fair value measurement, liabilities	0	0
Settlements, fair value measurement, liabilities	0	0
Total gains or losses recognised in OCI, liabilities	0	0
Transfers into Level 3 of fair value hierarchy, liabilities	0	0
Transfers out of Level 3 of fair value hierarchy, liabilities	0	3
Ending balance, financial liabilities	(28)	0
Trading portfolio liabilities [member] | Recurring fair value measurement [member] | Significant unobservable inputs (Level 3) [member] | IFRS 9 transition impact included [member]
Liabilities
Beginning balance, financial liabilities	0
Ending balance, financial liabilities		0
Trading portfolio liabilities [member] | Recurring fair value measurement [member] | Significant unobservable inputs (Level 3) [member] | Financial liabilities at fair value through profit or loss, category trading [member]
Liabilities
Total gains and losses in the period recognised in the income statement, liabilities	(1)	0
Trading portfolio liabilities [member] | Recurring fair value measurement [member] | Significant unobservable inputs (Level 3) [member] | Financial liabilities at fair value through profit or loss, category other income [member]
Liabilities
Total gains and losses in the period recognised in the income statement, liabilities	0	0
Financial liabilities designated at fair value [member] | Recurring fair value measurement [member] | Significant unobservable inputs (Level 3) [member]
Liabilities
Beginning balance, financial liabilities	(343)	(261)
Purchases, fair value measurement, liabilities	0	(179)
Sales, fair value measurement, liabilities	1	10
Issues, fair value measurement, liabilities	(21)	(42)
Settlements, fair value measurement, liabilities	1	41
Total gains or losses recognised in OCI, liabilities	0	0
Transfers into Level 3 of fair value hierarchy, liabilities	(38)	(27)
Transfers out of Level 3 of fair value hierarchy, liabilities	38	50
Ending balance, financial liabilities	(341)	(343)
Financial liabilities designated at fair value [member] | Recurring fair value measurement [member] | Significant unobservable inputs (Level 3) [member] | IFRS 9 transition impact included [member]
Liabilities
Beginning balance, financial liabilities	(343)
Ending balance, financial liabilities		(343)
Financial liabilities designated at fair value [member] | Recurring fair value measurement [member] | Significant unobservable inputs (Level 3) [member] | Financial liabilities at fair value through profit or loss, category trading [member]
Liabilities
Total gains and losses in the period recognised in the income statement, liabilities	21	67
Financial liabilities designated at fair value [member] | Recurring fair value measurement [member] | Significant unobservable inputs (Level 3) [member] | Financial liabilities at fair value through profit or loss, category other income [member]
Liabilities
Total gains and losses in the period recognised in the income statement, liabilities	0	(2)
Asset-backed loans [member]
Assets
Beginning balance, financial assets	756
Ending balance, financial assets	767	756
Liabilities
Beginning balance, financial liabilities	0
Ending balance, financial liabilities	(24)	0
Interest rate derivatives [member]
Assets
Beginning balance, financial assets	605
Ending balance, financial assets	1,613	605
Liabilities
Beginning balance, financial liabilities	(812)
Ending balance, financial liabilities	(1,615)	(812)
Interest rate derivatives [member] | Recurring fair value measurement [member] | Net derivative financial instruments [member] | Significant unobservable inputs (Level 3) [member]
Assets (liabilities)
Beginning balance, Assets (liabilities) net	(206)	22
Purchases, fair value measurement, assets (liabilities) net	17	(9)
Sales, fair value measurement, assets (liabilities) net	(12)	0
Issues, fair value measurement, assets (liabilities) net	0	0
Settlements, fair value measurement, assets (liabilities) net	85	88
Gains (losses) recognised in other comprehensive income, fair value measurement, assets (liabilities) net	0	0
Transfers into Level 3 of fair value hierarchy, assets (liabilities) net	(18)	(177)
Transfers out of Level 3 of fair value hierarchy, assets (liabilities) net	23	(38)
Ending balance, Assets (liabilities) net	(2)	(206)
Interest rate derivatives [member] | Recurring fair value measurement [member] | Net derivative financial instruments [member] | Significant unobservable inputs (Level 3) [member] | IFRS 9 transition impact included [member]
Assets (liabilities)
Beginning balance, Assets (liabilities) net	(206)
Ending balance, Assets (liabilities) net		(206)
Interest rate derivatives [member] | Recurring fair value measurement [member] | Net derivative financial instruments [member] | Significant unobservable inputs (Level 3) [member] | Net assets (liabilities) at fair value through profit or loss, category trading income [Member]
Assets (liabilities)
Gains (losses) recognised in profit or loss, fair value measurement, assets (liabilities) net	109	(92)
Interest rate derivatives [member] | Recurring fair value measurement [member] | Net derivative financial instruments [member] | Significant unobservable inputs (Level 3) [member] | Net assets (liabilities) at fair value through profit or loss, category other income [Member]
Assets (liabilities)
Gains (losses) recognised in profit or loss, fair value measurement, assets (liabilities) net	0	0
Foreign exchange derivatives [member]
Assets
Beginning balance, financial assets	291
Ending balance, financial assets	144	291
Liabilities
Beginning balance, financial liabilities	(298)
Ending balance, financial liabilities	(143)	(298)
Foreign exchange derivatives [member] | Recurring fair value measurement [member] | Net derivative financial instruments [member] | Significant unobservable inputs (Level 3) [member]
Assets (liabilities)
Beginning balance, Assets (liabilities) net	(7)	7
Purchases, fair value measurement, assets (liabilities) net	0	0
Sales, fair value measurement, assets (liabilities) net	0	0
Issues, fair value measurement, assets (liabilities) net	0	0
Settlements, fair value measurement, assets (liabilities) net	21	25
Gains (losses) recognised in other comprehensive income, fair value measurement, assets (liabilities) net	0	0
Transfers into Level 3 of fair value hierarchy, assets (liabilities) net	(19)	(32)
Transfers out of Level 3 of fair value hierarchy, assets (liabilities) net	22	5
Ending balance, Assets (liabilities) net	1	(7)
Foreign exchange derivatives [member] | Recurring fair value measurement [member] | Net derivative financial instruments [member] | Significant unobservable inputs (Level 3) [member] | IFRS 9 transition impact included [member]
Assets (liabilities)
Beginning balance, Assets (liabilities) net	(7)
Ending balance, Assets (liabilities) net		(7)
Foreign exchange derivatives [member] | Recurring fair value measurement [member] | Net derivative financial instruments [member] | Significant unobservable inputs (Level 3) [member] | Net assets (liabilities) at fair value through profit or loss, category trading income [Member]
Assets (liabilities)
Gains (losses) recognised in profit or loss, fair value measurement, assets (liabilities) net	(16)	(12)
Foreign exchange derivatives [member] | Recurring fair value measurement [member] | Net derivative financial instruments [member] | Significant unobservable inputs (Level 3) [member] | Net assets (liabilities) at fair value through profit or loss, category other income [Member]
Assets (liabilities)
Gains (losses) recognised in profit or loss, fair value measurement, assets (liabilities) net	0	0
Credit derivatives [member]
Assets
Beginning balance, financial assets	539
Ending balance, financial assets	196	539
Liabilities
Beginning balance, financial liabilities	(342)
Ending balance, financial liabilities	(351)	(342)
Credit derivatives [member] | Recurring fair value measurement [member] | Net derivative financial instruments [member] | Significant unobservable inputs (Level 3) [member]
Assets (liabilities)
Beginning balance, Assets (liabilities) net	198	1,050
Purchases, fair value measurement, assets (liabilities) net	(125)	(59)
Sales, fair value measurement, assets (liabilities) net	24	3
Issues, fair value measurement, assets (liabilities) net	0	0
Settlements, fair value measurement, assets (liabilities) net	(371)	(866)
Gains (losses) recognised in other comprehensive income, fair value measurement, assets (liabilities) net	0	0
Transfers into Level 3 of fair value hierarchy, assets (liabilities) net	(21)	(9)
Transfers out of Level 3 of fair value hierarchy, assets (liabilities) net	116	3
Ending balance, Assets (liabilities) net	(155)	198
Credit derivatives [member] | Recurring fair value measurement [member] | Net derivative financial instruments [member] | Significant unobservable inputs (Level 3) [member] | IFRS 9 transition impact included [member]
Assets (liabilities)
Beginning balance, Assets (liabilities) net	198
Ending balance, Assets (liabilities) net		198
Credit derivatives [member] | Recurring fair value measurement [member] | Net derivative financial instruments [member] | Significant unobservable inputs (Level 3) [member] | Net assets (liabilities) at fair value through profit or loss, category trading income [Member]
Assets (liabilities)
Gains (losses) recognised in profit or loss, fair value measurement, assets (liabilities) net	24	76
Credit derivatives [member] | Recurring fair value measurement [member] | Net derivative financial instruments [member] | Significant unobservable inputs (Level 3) [member] | Net assets (liabilities) at fair value through profit or loss, category other income [Member]
Assets (liabilities)
Gains (losses) recognised in profit or loss, fair value measurement, assets (liabilities) net	0	0
Equity derivatives [member]
Assets
Beginning balance, financial assets	1,710
Ending balance, financial assets	2,497	1,710
Liabilities
Beginning balance, financial liabilities	(2,528)
Ending balance, financial liabilities	(4,112)	(2,528)
Equity derivatives [member] | Recurring fair value measurement [member] | Net derivative financial instruments [member] | Significant unobservable inputs (Level 3) [member]
Assets (liabilities)
Beginning balance, Assets (liabilities) net	(820)	(607)
Purchases, fair value measurement, assets (liabilities) net	(699)	(296)
Sales, fair value measurement, assets (liabilities) net	(43)	(35)
Issues, fair value measurement, assets (liabilities) net	0	0
Settlements, fair value measurement, assets (liabilities) net	105	(2)
Gains (losses) recognised in other comprehensive income, fair value measurement, assets (liabilities) net	0	0
Transfers into Level 3 of fair value hierarchy, assets (liabilities) net	(13)	(37)
Transfers out of Level 3 of fair value hierarchy, assets (liabilities) net	(44)	453
Ending balance, Assets (liabilities) net	(1,615)	(820)
Equity derivatives [member] | Recurring fair value measurement [member] | Net derivative financial instruments [member] | Significant unobservable inputs (Level 3) [member] | IFRS 9 transition impact included [member]
Assets (liabilities)
Beginning balance, Assets (liabilities) net	(820)
Ending balance, Assets (liabilities) net		(820)
Equity derivatives [member] | Recurring fair value measurement [member] | Net derivative financial instruments [member] | Significant unobservable inputs (Level 3) [member] | Net assets (liabilities) at fair value through profit or loss, category trading income [Member]
Assets (liabilities)
Gains (losses) recognised in profit or loss, fair value measurement, assets (liabilities) net	(101)	(296)
Equity derivatives [member] | Recurring fair value measurement [member] | Net derivative financial instruments [member] | Significant unobservable inputs (Level 3) [member] | Net assets (liabilities) at fair value through profit or loss, category other income [Member]
Assets (liabilities)
Gains (losses) recognised in profit or loss, fair value measurement, assets (liabilities) net	0	0
Commodity derivatives [member]
Assets
Beginning balance, financial assets	9
Ending balance, financial assets	18	9
Liabilities
Beginning balance, financial liabilities	(9)
Ending balance, financial liabilities	(18)	(9)
Corporate debt [member]
Assets
Beginning balance, financial assets	521
Ending balance, financial assets	698	521
Liabilities
Beginning balance, financial liabilities	0
Ending balance, financial liabilities	(3)	0
Non-asset-backed loans [member]
Assets
Beginning balance, financial assets	3,280
Ending balance, financial assets	3,093	3,280
Liabilities
Beginning balance, financial liabilities	0
Ending balance, financial liabilities	0	0
Private equity investments [member]
Assets
Beginning balance, financial assets	112
Ending balance, financial assets	84	112
Liabilities
Beginning balance, financial liabilities	0
Ending balance, financial liabilities	0	0
Equity cash products [member]
Assets
Beginning balance, financial assets	1,228
Ending balance, financial assets	542	1,228
Liabilities
Beginning balance, financial liabilities	0
Ending balance, financial liabilities	0	0
Other [member]
Assets
Beginning balance, financial assets	971
Ending balance, financial assets	1,234	971
Liabilities
Beginning balance, financial liabilities	(176)
Ending balance, financial liabilities	(168)	(176)
Trading portfolio assets [member] | Recurring fair value measurement [member] | Significant unobservable inputs (Level 3) [member]
Assets
Beginning balance, financial assets	2,264	3,613
Purchases, fair value measurement, assets	2,495	2,234
Sales, fair value measurement, assets	(2,765)	(3,057)
Issues, fair value measurement, assets	0	0
Settlements, fair value measurement, assets	(52)	(446)
Total gains or losses recognised in OCI, assets	0	0
Transfers into Level 3 of fair value hierarchy, assets	163	554
Transfers out of Level 3 of fair value hierarchy, assets	(110)	(574)
Ending balance, financial assets	1,863	2,264
Trading portfolio assets [member] | Recurring fair value measurement [member] | Significant unobservable inputs (Level 3) [member] | IFRS 9 transition impact included [member]
Assets
Beginning balance, financial assets	2,264
Ending balance, financial assets		2,264
Trading portfolio assets [member] | Recurring fair value measurement [member] | Significant unobservable inputs (Level 3) [member] | Financial assets at fair value through profit or loss, category trading [member]
Assets
Total gains and losses in the period recognised in the income statement, assets	(132)	(60)
Trading portfolio assets [member] | Recurring fair value measurement [member] | Significant unobservable inputs (Level 3) [member] | Financial assets at fair value through profit or loss, category other income [member]
Assets
Total gains and losses in the period recognised in the income statement, assets	0	0
Trading portfolio assets [member] | Asset-backed loans [member] | Recurring fair value measurement [member] | Significant unobservable inputs (Level 3) [member]
Assets
Beginning balance, financial assets	656	664
Purchases, fair value measurement, assets	458	202
Sales, fair value measurement, assets	(428)	(166)
Issues, fair value measurement, assets	0	0
Settlements, fair value measurement, assets	(40)	0
Total gains or losses recognised in OCI, assets	0	0
Transfers into Level 3 of fair value hierarchy, assets	99	16
Transfers out of Level 3 of fair value hierarchy, assets	(34)	(30)
Ending balance, financial assets	686	656
Trading portfolio assets [member] | Asset-backed loans [member] | Recurring fair value measurement [member] | Significant unobservable inputs (Level 3) [member] | IFRS 9 transition impact included [member]
Assets
Beginning balance, financial assets	656
Ending balance, financial assets		656
Trading portfolio assets [member] | Asset-backed loans [member] | Recurring fair value measurement [member] | Significant unobservable inputs (Level 3) [member] | Financial assets at fair value through profit or loss, category trading [member]
Assets
Total gains and losses in the period recognised in the income statement, assets	(25)	(30)
Trading portfolio assets [member] | Asset-backed loans [member] | Recurring fair value measurement [member] | Significant unobservable inputs (Level 3) [member] | Financial assets at fair value through profit or loss, category other income [member]
Assets
Total gains and losses in the period recognised in the income statement, assets	0	0
Trading portfolio assets [member] | Corporate debt [member] | Recurring fair value measurement [member] | Significant unobservable inputs (Level 3) [member]
Assets
Beginning balance, financial assets	120	388
Purchases, fair value measurement, assets	77	126
Sales, fair value measurement, assets	(6)	(52)
Issues, fair value measurement, assets	0	0
Settlements, fair value measurement, assets	0	(311)
Total gains or losses recognised in OCI, assets	0	0
Transfers into Level 3 of fair value hierarchy, assets	12	45
Transfers out of Level 3 of fair value hierarchy, assets	(17)	(77)
Ending balance, financial assets	151	120
Trading portfolio assets [member] | Corporate debt [member] | Recurring fair value measurement [member] | Significant unobservable inputs (Level 3) [member] | Financial assets at fair value through profit or loss, category trading [member]
Assets
Total gains and losses in the period recognised in the income statement, assets	(35)	1
Trading portfolio assets [member] | Corporate debt [member] | Recurring fair value measurement [member] | Significant unobservable inputs (Level 3) [member] | Financial assets at fair value through profit or loss, category other income [member]
Assets
Total gains and losses in the period recognised in the income statement, assets	0	0
Trading portfolio assets [member] | Non-asset-backed loans [member] | Recurring fair value measurement [member] | Significant unobservable inputs (Level 3) [member]
Assets
Beginning balance, financial assets	974	2,263
Purchases, fair value measurement, assets	1,955	1,844
Sales, fair value measurement, assets	(2,182)	(2,799)
Issues, fair value measurement, assets	0	0
Settlements, fair value measurement, assets	(12)	(134)
Total gains or losses recognised in OCI, assets	0	0
Transfers into Level 3 of fair value hierarchy, assets	39	200
Transfers out of Level 3 of fair value hierarchy, assets	(55)	(424)
Ending balance, financial assets	709	974
Trading portfolio assets [member] | Non-asset-backed loans [member] | Recurring fair value measurement [member] | Significant unobservable inputs (Level 3) [member] | IFRS 9 transition impact included [member]
Assets
Beginning balance, financial assets	974
Ending balance, financial assets		974
Trading portfolio assets [member] | Non-asset-backed loans [member] | Recurring fair value measurement [member] | Significant unobservable inputs (Level 3) [member] | Financial assets at fair value through profit or loss, category trading [member]
Assets
Total gains and losses in the period recognised in the income statement, assets	(10)	24
Trading portfolio assets [member] | Non-asset-backed loans [member] | Recurring fair value measurement [member] | Significant unobservable inputs (Level 3) [member] | Financial assets at fair value through profit or loss, category other income [member]
Assets
Total gains and losses in the period recognised in the income statement, assets	0	0
Trading portfolio assets [member] | Equity cash products [member] | Recurring fair value measurement [member] | Significant unobservable inputs (Level 3) [member]
Assets
Beginning balance, financial assets	392	136
Purchases, fair value measurement, assets	5	62
Sales, fair value measurement, assets	(149)	(40)
Issues, fair value measurement, assets	0	0
Settlements, fair value measurement, assets	0	0
Total gains or losses recognised in OCI, assets	0	0
Transfers into Level 3 of fair value hierarchy, assets	11	293
Transfers out of Level 3 of fair value hierarchy, assets	(4)	(28)
Ending balance, financial assets	214	392
Trading portfolio assets [member] | Equity cash products [member] | Recurring fair value measurement [member] | Significant unobservable inputs (Level 3) [member] | IFRS 9 transition impact included [member]
Assets
Beginning balance, financial assets	392
Ending balance, financial assets		392
Trading portfolio assets [member] | Equity cash products [member] | Recurring fair value measurement [member] | Significant unobservable inputs (Level 3) [member] | Financial assets at fair value through profit or loss, category trading [member]
Assets
Total gains and losses in the period recognised in the income statement, assets	(41)	(31)
Trading portfolio assets [member] | Equity cash products [member] | Recurring fair value measurement [member] | Significant unobservable inputs (Level 3) [member] | Financial assets at fair value through profit or loss, category other income [member]
Assets
Total gains and losses in the period recognised in the income statement, assets	0	0
Trading portfolio assets [member] | Other [member] | Recurring fair value measurement [member] | Significant unobservable inputs (Level 3) [member]
Assets
Beginning balance, financial assets	122	162
Purchases, fair value measurement, assets	0	0
Sales, fair value measurement, assets	0	0
Issues, fair value measurement, assets	0	0
Settlements, fair value measurement, assets	0	(1)
Total gains or losses recognised in OCI, assets	0	0
Transfers into Level 3 of fair value hierarchy, assets	2	0
Transfers out of Level 3 of fair value hierarchy, assets	0	(15)
Ending balance, financial assets	103	122
Trading portfolio assets [member] | Other [member] | Recurring fair value measurement [member] | Significant unobservable inputs (Level 3) [member] | IFRS 9 transition impact included [member]
Assets
Beginning balance, financial assets	122
Ending balance, financial assets		122
Trading portfolio assets [member] | Other [member] | Recurring fair value measurement [member] | Significant unobservable inputs (Level 3) [member] | Financial assets at fair value through profit or loss, category trading [member]
Assets
Total gains and losses in the period recognised in the income statement, assets	(21)	(24)
Trading portfolio assets [member] | Other [member] | Recurring fair value measurement [member] | Significant unobservable inputs (Level 3) [member] | Financial assets at fair value through profit or loss, category other income [member]
Assets
Total gains and losses in the period recognised in the income statement, assets	0	0
Financial assets at fair value through the income statement [member] | Recurring fair value measurement [member] | Significant unobservable inputs (Level 3) [member]
Assets
Beginning balance, financial assets	4,162	4,650
Purchases, fair value measurement, assets	4,829	6,022
Sales, fair value measurement, assets	(4,313)	(5,729)
Issues, fair value measurement, assets	0	0
Settlements, fair value measurement, assets	(320)	(217)
Total gains or losses recognised in OCI, assets	0	0
Transfers into Level 3 of fair value hierarchy, assets	410	24
Transfers out of Level 3 of fair value hierarchy, assets	(364)	(860)
Ending balance, financial assets	4,392	4,162
Financial assets at fair value through the income statement [member] | Recurring fair value measurement [member] | Significant unobservable inputs (Level 3) [member] | IFRS 9 transition impact included [member]
Assets
Beginning balance, financial assets	4,162
Ending balance, financial assets		4,162
Financial assets at fair value through the income statement [member] | Recurring fair value measurement [member] | Significant unobservable inputs (Level 3) [member] | Financial assets at fair value through profit or loss, category trading [member]
Assets
Total gains and losses in the period recognised in the income statement, assets	81	114
Financial assets at fair value through the income statement [member] | Recurring fair value measurement [member] | Significant unobservable inputs (Level 3) [member] | Financial assets at fair value through profit or loss, category other income [member]
Assets
Total gains and losses in the period recognised in the income statement, assets	(93)	158
Financial assets at fair value through the income statement [member] | Non-asset-backed loans [member] | Recurring fair value measurement [member] | Significant unobservable inputs (Level 3) [member]
Assets
Beginning balance, financial assets	1,964	1,836
Purchases, fair value measurement, assets	1,102	235
Sales, fair value measurement, assets	(283)	0
Issues, fair value measurement, assets	0	0
Settlements, fair value measurement, assets	(293)	(204)
Total gains or losses recognised in OCI, assets	0	0
Transfers into Level 3 of fair value hierarchy, assets	0	0
Transfers out of Level 3 of fair value hierarchy, assets	(352)	(1)
Ending balance, financial assets	2,280	1,964
Financial assets at fair value through the income statement [member] | Non-asset-backed loans [member] | Recurring fair value measurement [member] | Significant unobservable inputs (Level 3) [member] | IFRS 9 transition impact included [member]
Assets
Beginning balance, financial assets	1,964
Ending balance, financial assets		1,964
Financial assets at fair value through the income statement [member] | Non-asset-backed loans [member] | Recurring fair value measurement [member] | Significant unobservable inputs (Level 3) [member] | Financial assets at fair value through profit or loss, category trading [member]
Assets
Total gains and losses in the period recognised in the income statement, assets	142	99
Financial assets at fair value through the income statement [member] | Non-asset-backed loans [member] | Recurring fair value measurement [member] | Significant unobservable inputs (Level 3) [member] | Financial assets at fair value through profit or loss, category other income [member]
Assets
Total gains and losses in the period recognised in the income statement, assets	0	(1)
Financial assets at fair value through the income statement [member] | Private equity investments [member] | Recurring fair value measurement [member] | Significant unobservable inputs (Level 3) [member]
Assets
Beginning balance, financial assets	113	191
Purchases, fair value measurement, assets	2	5
Sales, fair value measurement, assets	(20)	(9)
Issues, fair value measurement, assets	0	0
Settlements, fair value measurement, assets	(1)	(2)
Total gains or losses recognised in OCI, assets	0	0
Transfers into Level 3 of fair value hierarchy, assets	15	0
Transfers out of Level 3 of fair value hierarchy, assets	(12)	(55)
Ending balance, financial assets	88	113
Financial assets at fair value through the income statement [member] | Private equity investments [member] | Recurring fair value measurement [member] | Significant unobservable inputs (Level 3) [member] | Financial assets at fair value through profit or loss, category trading [member]
Assets
Total gains and losses in the period recognised in the income statement, assets	0	0
Financial assets at fair value through the income statement [member] | Private equity investments [member] | Recurring fair value measurement [member] | Significant unobservable inputs (Level 3) [member] | Financial assets at fair value through profit or loss, category other income [member]
Assets
Total gains and losses in the period recognised in the income statement, assets	(9)	(17)
Financial assets at fair value through the income statement [member] | Equity cash products [member] | Recurring fair value measurement [member] | Significant unobservable inputs (Level 3) [member]
Assets
Beginning balance, financial assets	835	559
Purchases, fair value measurement, assets	9	66
Sales, fair value measurement, assets	(404)	0
Issues, fair value measurement, assets	0	0
Settlements, fair value measurement, assets	0	(2)
Total gains or losses recognised in OCI, assets	0	0
Transfers into Level 3 of fair value hierarchy, assets	9	0
Transfers out of Level 3 of fair value hierarchy, assets	0	0
Ending balance, financial assets	320	835
Financial assets at fair value through the income statement [member] | Equity cash products [member] | Recurring fair value measurement [member] | Significant unobservable inputs (Level 3) [member] | Financial assets at fair value through profit or loss, category trading [member]
Assets
Total gains and losses in the period recognised in the income statement, assets	(93)	3
Financial assets at fair value through the income statement [member] | Equity cash products [member] | Recurring fair value measurement [member] | Significant unobservable inputs (Level 3) [member] | Financial assets at fair value through profit or loss, category other income [member]
Assets
Total gains and losses in the period recognised in the income statement, assets	(36)	209
Financial assets at fair value through the income statement [member] | Other [member] | Recurring fair value measurement [member] | Significant unobservable inputs (Level 3) [member]
Assets
Beginning balance, financial assets	1,250	2,064
Purchases, fair value measurement, assets	3,716	5,716
Sales, fair value measurement, assets	(3,606)	(5,720)
Issues, fair value measurement, assets	0	0
Settlements, fair value measurement, assets	(26)	(9)
Total gains or losses recognised in OCI, assets	0	0
Transfers into Level 3 of fair value hierarchy, assets	386	24
Transfers out of Level 3 of fair value hierarchy, assets	0	(804)
Ending balance, financial assets	1,704	1,250
Financial assets at fair value through the income statement [member] | Other [member] | Recurring fair value measurement [member] | Significant unobservable inputs (Level 3) [member] | IFRS 9 transition impact included [member]
Assets
Beginning balance, financial assets	1,250
Ending balance, financial assets		1,250
Financial assets at fair value through the income statement [member] | Other [member] | Recurring fair value measurement [member] | Significant unobservable inputs (Level 3) [member] | Financial assets at fair value through profit or loss, category trading [member]
Assets
Total gains and losses in the period recognised in the income statement, assets	32	12
Financial assets at fair value through the income statement [member] | Other [member] | Recurring fair value measurement [member] | Significant unobservable inputs (Level 3) [member] | Financial assets at fair value through profit or loss, category other income [member]
Assets
Total gains and losses in the period recognised in the income statement, assets	(48)	(33)
Financial assets at fair value through other comprehensive income [member] | Recurring fair value measurement [member] | Significant unobservable inputs (Level 3) [member]
Assets
Beginning balance, financial assets	429	355
Purchases, fair value measurement, assets	0	399
Sales, fair value measurement, assets	(35)	(31)
Issues, fair value measurement, assets	0	0
Settlements, fair value measurement, assets	(237)	(135)
Total gains or losses recognised in OCI, assets	(4)	59
Transfers into Level 3 of fair value hierarchy, assets	0	0
Transfers out of Level 3 of fair value hierarchy, assets	0	(218)
Ending balance, financial assets	153	429
Financial assets at fair value through other comprehensive income [member] | Recurring fair value measurement [member] | Significant unobservable inputs (Level 3) [member] | IFRS 9 transition impact included [member]
Assets
Beginning balance, financial assets	429
Ending balance, financial assets		429
Financial assets at fair value through other comprehensive income [member] | Recurring fair value measurement [member] | Significant unobservable inputs (Level 3) [member] | Financial assets at fair value through profit or loss, category trading [member]
Assets
Total gains and losses in the period recognised in the income statement, assets	0	0
Financial assets at fair value through other comprehensive income [member] | Recurring fair value measurement [member] | Significant unobservable inputs (Level 3) [member] | Financial assets at fair value through profit or loss, category other income [member]
Assets
Total gains and losses in the period recognised in the income statement, assets	0	0
Financial assets at fair value through other comprehensive income [member] | Asset-backed loans [member] | Recurring fair value measurement [member] | Significant unobservable inputs (Level 3) [member]
Assets
Beginning balance, financial assets	86	0
Purchases, fair value measurement, assets	0	116
Sales, fair value measurement, assets	(35)	(30)
Issues, fair value measurement, assets	0	0
Settlements, fair value measurement, assets	0	0
Total gains or losses recognised in OCI, assets	(4)	0
Transfers into Level 3 of fair value hierarchy, assets	0	0
Transfers out of Level 3 of fair value hierarchy, assets	0	0
Ending balance, financial assets	47	86
Financial assets at fair value through other comprehensive income [member] | Asset-backed loans [member] | Recurring fair value measurement [member] | Significant unobservable inputs (Level 3) [member] | Financial assets at fair value through profit or loss, category trading [member]
Assets
Total gains and losses in the period recognised in the income statement, assets	0	0
Financial assets at fair value through other comprehensive income [member] | Asset-backed loans [member] | Recurring fair value measurement [member] | Significant unobservable inputs (Level 3) [member] | Financial assets at fair value through profit or loss, category other income [member]
Assets
Total gains and losses in the period recognised in the income statement, assets	0	0
Financial assets at fair value through other comprehensive income [member] | Non-asset-backed loans [member] | Recurring fair value measurement [member] | Significant unobservable inputs (Level 3) [member]
Assets
Beginning balance, financial assets	343	0
Purchases, fair value measurement, assets	0	283
Sales, fair value measurement, assets	0	0
Issues, fair value measurement, assets	0	0
Settlements, fair value measurement, assets	(237)	0
Total gains or losses recognised in OCI, assets	0	60
Transfers into Level 3 of fair value hierarchy, assets	0	0
Transfers out of Level 3 of fair value hierarchy, assets	0	0
Ending balance, financial assets	106	343
Financial assets at fair value through other comprehensive income [member] | Non-asset-backed loans [member] | Recurring fair value measurement [member] | Significant unobservable inputs (Level 3) [member] | Financial assets at fair value through profit or loss, category trading [member]
Assets
Total gains and losses in the period recognised in the income statement, assets	0	0
Financial assets at fair value through other comprehensive income [member] | Non-asset-backed loans [member] | Recurring fair value measurement [member] | Significant unobservable inputs (Level 3) [member] | Financial assets at fair value through profit or loss, category other income [member]
Assets
Total gains and losses in the period recognised in the income statement, assets	0	0
Financial assets at fair value through other comprehensive income [member] | Equity cash products [member] | Recurring fair value measurement [member] | Significant unobservable inputs (Level 3) [member]
Assets
Beginning balance, financial assets	0	2
Purchases, fair value measurement, assets	0	0
Sales, fair value measurement, assets	0	(1)
Issues, fair value measurement, assets	0	0
Settlements, fair value measurement, assets	0	0
Total gains or losses recognised in OCI, assets	0	1
Transfers into Level 3 of fair value hierarchy, assets	0	0
Transfers out of Level 3 of fair value hierarchy, assets	0	0
Ending balance, financial assets	0	0
Financial assets at fair value through other comprehensive income [member] | Equity cash products [member] | Recurring fair value measurement [member] | Significant unobservable inputs (Level 3) [member] | IFRS 9 transition impact included [member]
Assets
Beginning balance, financial assets	343
Ending balance, financial assets		343
Financial assets at fair value through other comprehensive income [member] | Equity cash products [member] | Recurring fair value measurement [member] | Significant unobservable inputs (Level 3) [member] | Financial assets at fair value through profit or loss, category trading [member]
Assets
Total gains and losses in the period recognised in the income statement, assets	0	0
Financial assets at fair value through other comprehensive income [member] | Equity cash products [member] | Recurring fair value measurement [member] | Significant unobservable inputs (Level 3) [member] | Financial assets at fair value through profit or loss, category other income [member]
Assets
Total gains and losses in the period recognised in the income statement, assets	0	0
Financial assets at fair value through other comprehensive income [member] | Other [member] | Recurring fair value measurement [member] | Significant unobservable inputs (Level 3) [member]
Assets
Beginning balance, financial assets	0	353
Purchases, fair value measurement, assets	0	0
Sales, fair value measurement, assets	0	0
Issues, fair value measurement, assets	0	0
Settlements, fair value measurement, assets	0	(135)
Total gains or losses recognised in OCI, assets	0	0
Transfers into Level 3 of fair value hierarchy, assets	0	0
Transfers out of Level 3 of fair value hierarchy, assets	0	(218)
Ending balance, financial assets	0	0
Financial assets at fair value through other comprehensive income [member] | Other [member] | Recurring fair value measurement [member] | Significant unobservable inputs (Level 3) [member] | Financial assets at fair value through profit or loss, category trading [member]
Assets
Total gains and losses in the period recognised in the income statement, assets	0	0
Financial assets at fair value through other comprehensive income [member] | Other [member] | Recurring fair value measurement [member] | Significant unobservable inputs (Level 3) [member] | Financial assets at fair value through profit or loss, category other income [member]
Assets
Total gains and losses in the period recognised in the income statement, assets	£ 0	£ 0